DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 8 - DEBT

On March 4, 2015, the Company entered into a $9,000 Loan Agreement with Mr. Angelo Drakopoulos, pursuant to which Mr. Drakopoulos paid a $9,000 outstanding bill on behalf of the Company. The loan bears an interest rate of 8% per annum and was due and payable in full on May 5, 2016. As of September 30, 2017, the Company has an outstanding principal balance under this note of $9,000 and accrued interest expense of $1,345.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,812), of which proceeds of €10,000 ($10,906) have been received as of December 31 2016. The loan bears an interest rate of 1% per annum and was due and payable in full on November 5, 2016. The Company repaid €2,000 ($2,110) as of December 31, 2016. The Company has repaid an additional €8,000 ($9,450) as of September 30, 2017. The Company has accrued interest expense of €435 ($514) and an outstanding balance under this note of €10,000 ($11,813) as of September 30, 2017.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €80,000 ($87,248) of which proceeds of €70,000 ($76,342) have been received as of December 31, 2016. The loan bears an interest rate of 5% per annum and was due and payable in full on November 5, 2016. As of December 31, 2016, the outstanding balance was €65,000 ($68,588). During the nine months ended September 30, 2017, the Company repaid €55,000 ($64,972) and reversed the €10,000 ($11,813) receivable that was never received.

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($43,624) as a note payable from Mr. Drakopoulos. The note bears an interest rate of 6% per annum and was due and payable in full on November 15, 2016. The Company repaid €10,000 ($11,813) during the nine months ended September 30, 2017. As of September 30, 2017, the Company has an outstanding principal balance under this note of €30,000 ($35,439) and accrued interest expense of €4,064 ($4,801).

During the year ended December 31, 2015, the Company borrowed €30,000 ($32,718) as a loan payable from Mr. Panagiotis Drakopoulos, former Director and former Chief Executive Officer. The loan had no formal agreement and bore no interest. During the year ended December 31, 2016, the Company repaid €13,000 ($13,718) of the loan. During the nine months ended September 30, 2016 the Company repaid the remaining €17,000 ($20,082). As of September 30, 2017, the loan has no outstanding balance.

On February 5, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,104). The loan bore an interest rate of 6% and had no maturity date. During the nine months ended September 30, 2017, the Company repaid the loan and accrued interest of €1,020 ($1,204) in full.

On March 4, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760) from a third party. On May 04, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed an additional €50,000 ($52,760). The loans bore an interest rate of 6% and a maturity date of March 4, 2017 and May 4, 2017, respectively. During the nine months ended September 30, 2017, the Company repaid both loans and accrued interest of €750 ($886) in full.

On April 19, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €100,000 ($105,520). The loan bore an interest rate of 6% and matured on April 19, 2017. During the nine months ended September 30, 2017, the Company repaid the loan and accrued interest of €3,100 ($3,662) in full.

On April 22, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €38,000 ($40,098). The loan bore an interest rate of 6% and matured on April 22, 2017. During the nine months ended September 30, 2017, the Company repaid the loan and accrued interest of €1,777 ($2,099) in full.

On May 24, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760). The loan bears an interest rate of 6% and matured on May 24, 2017. During the nine months ended September 30, 2017, the Company repaid the principal balance of €50,000 ($59,065) in full. The Company has accrued interest expense of €2,798 ($3,305) as of September 30, 2017.

On October 18, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €10,000 ($10,552). The loan bears an interest rate of 10% and will mature on October 18, 2017. During the nine months ended September 30, 2017, the Company repaid the principal balance of €10,000 ($11,813) in full. The Company has accrued interest expense of €239 ($283) as of September 30, 2017.

Loan Facility Agreement

On August 4, 2016, the Company’s wholly owned subsidiary SkyPharm entered into a Loan Facility Agreement, guaranteed by Grigorios Siokas, with Synthesis Peer-To Peer-Income Fund (the “Loan Facility” the “Lender”). The Loan Facility initially provided SkyPharm with a credit facility of up to $1,292,769 (€1,225,141). Any advance under the Loan Facility accrues interest at a rate of 10% per annum and requires quarterly interest payments commencing on September 30, 2016. The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the Lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility. The Synthesis Facility Agreement as amended is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

On September 13, 2016, Sky Pharm entered into a First Deed of Amendment with the Loan Facility increasing the maximum loan amount to $1,533,020 as a result of the Lender having advanced $240,251 (€227,629) to SkyPharm.

On March 23, 2017, SkyPharm entered into an Amended and Restated Loan Facility Agreement (the “A&R Loan Facility”), with the Loan Facility which increased the loan amount to an aggregate total of $2,664,960 (€2,491,083) as a result of the lender having advanced $174,000 (€164,898) in September 2016, $100,000 (€94,769) in October 2016, $250,000 (€236,922) in November 2016, $452,471 (€428,800) in December 2016, $155,516 (€131,648) in January 2017 and $342,327 (€289,788) in July 2017. The A&R Loan Facility amends and restates certain provisions of the Loan Facility Agreement, dated as of August 4, 2016, by and among the same parties. Advances under the A&R Loan Facility continue to accrue interest at a rate of 10% per annum from the applicable date of each drawdown and require quarterly interest payments. The A&R Facility now permits prepayments at any time. The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy five days following the demand of the Lender; or (ii) August 31, 2018. The A&R Loan Facility is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas (the “Pledged Shares”). The A&R Loan Facility was also amended to provide additional affirmative and negative covenants of Sky Pharm and the Guarantor during the term of loans remain outstanding, including, but not limited to, the consent of the Lender in connection with (i) the Company or any of its subsidiaries incurring any additional indebtedness; or (ii) in the event of any increase in the Company’s issued and outstanding shares of Common Stock, the Pledged Shares shall be increased to an amount equal to a minimum of ten percent (10%) of the issued and outstanding shares of the Company.

As of September 30, 2017, the outstanding balance under this note was $3,007,287 (€2,545,744) and accrued interest expense of $143,761 (€121,697) has been recorded.

The Company recorded €120,000 ($141,756) in debt discounts related to this note. The debt discounts are being amortized over the term of the debt. During the year ended December 31, 2016 the Company amortized a total of $14,507 (€13,748). Amortization of the debt discounts for the nine months ended September 30, 2017 was $52,796 (€47,368).

Bridge Loans

On March 16, 2017 and March 20, 2017, SkyPharm entered into loan agreements with the Synthesis Peer-To Peer-Income Fund (the “Bridge Loans”). The Bridge Loans provided to SkyPharm loans of €42,326 ($50,000) and €100,000 ($118,130), respectively. The Bridge Loans accrue interest at a rate of 10% per annum and were repayable on April 16, 2017 and April 20, 2017, respectively together with all other amounts then accrued and unpaid. On April 16, 2017, the maturity dates were amended for no additional consideration of change in terms and conditions. The maturity dates of both loans were amended and they matured on May 16, 2017 and May 20, 2017, respectively. The Company has accrued interest expense of an aggregate total of €7,335 ($8,665) for both loans and the outstanding balances of these loans was €42,326 ($50,000) and €100,000 ($118,130), respectively, as of September 30, 2017.

On May 5, 2017, SkyPharm entered into a loan agreement with Synthesis Peer-To-Peer Income Fund for €30,449 ($34,745). The loan accrues interest at a rate of 10% per annum and matures on September 30, 2017. The Company as accrued interest expense of €1,201 ($1,418) and the outstanding balance on this loan was €29,413 ($34,745) as of September 30, 2017.

Trade Facility Agreements

On April 10, 2017, Decahedron entered into a Trade Finance Facility Agreement (the “Decahedron Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The Decahedron Facility provides the following material terms:

·	The Lender will provide Decahedron a facility of up to €2,750,000 ($2,941,950) secured against Decahedron’s receivables from the sale of branded and generic pharmaceutical sales.

·	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

·	The term of the Decahedron Facility will be for 12 months.

·	The obligations of Decahedron are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

·	The Lender has the right to make payments directly to Decahedron’s suppliers.

·	The following fees should be paid in connection with the Decahedron Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The current draw on the Decahedron Facility is $0.

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The SkyPharm Facility provides the following material terms:

·	The Lender will provide SkyPharm a facility of up to €2,000,000 ($2,282,200) secured against SkyPharm’s receivables from the sale of branded and generic pharmaceutical sales. In the event that accounts receivable becomes uncollectible, the Company will be obligated to pay back the notes in full.

·	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

·	The term of the SkyPharm Facility will be for 12 months.

·	The obligations of SkyPharm are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

·	The Lender has the right to make payments directly to SkyPharm’s suppliers.

·	The following fees should be paid in connection with the SkyPharm Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The current draw on the SkyPharm Facility is €5,216,910 ($6,162,736) and the Company has accrued €170,711 ($201,661) in monthly fees related to this agreement. The Company obtained consents from Synthesis Peer-to-Peer Income Fund in connection with obtaining the Lender. On November 16, 2017, the Company signed an amendment to the agreement for the additional proceeds borrowed.

The Company has recorded a total debt discount of €104,338 in origination fees associated with these loans, which will be amortized over the term of the agreements. Amortization of debt discount for the nine months ended September 30, 2017 was €31,295 ($34,881).

None of the above loans were made by any related parties.

On March 4, 2015, the Company entered into a $9,000 Loan Agreement with Mr. Angelo Drakopoulos, pursuant to which Mr. Drakopoulos paid a $9,000 outstanding bill on behalf of the Company. The loan will bear an interest rate of 8% per annum and will be due and payable in full on May 5, 2016. As of December 31, 2016, the Company has an outstanding principal balance under this note of $9,000 and accrued interest expense of $814.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,812), of which proceeds of €10,000 ($10,906) have been received as of December 31 2016. The loan will bear an interest rate of 1% per annum and is due and payable in full on November 5, 2016. The Company has repaid €2,000 ($2,110) as of December 31, 2016. The Company has accrued interest expense of €414 ($437) and an outstanding balance under this note of €18,000 ($18,994) as of December 31, 2016.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €80,000 ($87,248) of which proceeds of €70,000 ($76,342) have been received as of December 31, 2016. The loan will bear an interest rate of 5% per annum and is due and payable in full on November 5, 2016. The Company has accrued interest expense of €8,315 ($8,774) as of December 31, 2016. The outstanding balance under this note was €65,000 ($68,588) as of December 31, 2016.

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($43,624) as a note payable from Mr. Drakopoulos. The note will bear an interest rate of 6% per annum and is due and payable in full on November 15, 2016. As of December 31, 2016, the Company has an outstanding principal balance under this note of €40,000 ($42,208) and accrued interest expense of €2,710 ($2,860).

During the year ended December 31, 2015, the Company borrowed €30,000 ($32,718) as a loan payable from Mr. Panagiotis Drakopoulos, former Director and former Chief Executive Officer. The loan has no formal agreement and bear no interest. During the year ended December 31, 2016, the Company repaid €13,000 ($13,718) of the loan. As of December 31, 2016, the Company has an outstanding principal balance under this note of €17,000 ($17,938).

During the year ended December 31, 2015, the Company borrowed €30,000 ($32,718) from a third party. There was no formal agreement and the loan bears no interest. During the year ended December 31, 2016 this loan was paid back in full.

On January 6, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €150,000 ($158,280). The loan will bear an interest rate of 1% per annum and is due and payable in full on February 6, 2016. As of December 31, 2016, the loan and accrued interest of €458 ($483) was paid back by in full by the Company.

On February 5, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,104). The loan will bear an interest rate of 6% and has no maturity date. The Company has accrued interest expense of €1,090 ($1,150) as of December 31, 2016. The outstanding balance under this note was €20,000 ($21,104) as of December 31, 2016.

On March 4, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760). The loan will bear an interest rate of 6% and a maturity date of March 4, 2017. The Company has accrued interest expense of €0.00 as of December 31, 2016. The outstanding balance under this note was €50,000 ($52,760) as of December 31, 2016.

On April 19, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €100,000 ($105,520). The loan will bear an interest rate of 6% and will mature on April 19, 2017. The Company has accrued interest expense of €2,226 ($2,349) as of December 31, 2016. The outstanding balance under this note was €100,000 ($105,520) as of December 31, 2016.

On April 22, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €38,000 ($40,098). The loan will bear an interest rate of 6% and will mature on April 22, 2017. The Company has accrued interest expense of €1,587 ($1,675) as of December 31, 2016. The outstanding balance under this note was €38,000 ($40,098) as of December 31, 2016.

On May 04, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760). The loan will bear an interest rate of 6% and will mature on May 4, 2017. The Company has accrued interest expense of €560 ($590) as of December 31, 2016. The outstanding balance under this note was €50,000 ($52,760) as of December 31, 2016.

On May 24, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760). The loan will bear an interest rate of 6% and will mature on May 24, 2017. The Company has accrued interest expense of €1,827 ($1,928) as of December 31, 2016. The outstanding balance under this note was €50,000 ($52,760) as of December 31, 2016.

On October 18, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €10,000 ($10,552). The loan will bear an interest rate of 10% and will mature on October 18, 2017. The Company has accrued interest expense of €203 ($214) as of December 31, 2016. The outstanding balance under this note was €10,000 ($10,552) as of December 31, 2016.

Loan Facility Agreement

On August 4, 2016, the Company's wholly owned subsidiary SkyPharm entered into a Loan Facility Agreement, guaranteed by Grigorios Siokas, with Synthesis Peer-To Peer-Income Fund (the "Loan Facility" the “Lender”). The Loan Facility initially provided SkyPharm with a credit facility of up to $1,292,769 (€1,225,141). Any advance under the Loan Facility accrues interest at a rate of 10% per annum and requires quarterly interest payments commencing on September 30, 2016. The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility. The Synthesis Facility Agreement is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

On September 13, 2016, Sky Pharm entered into a First Deed of Amendment with the Loan Facility increasing the maximum loan amount to $1,533,020 as a result of the lender having advanced $240,251 (€227,629) to SkyPharm.

On March 23, 2017, SkyPharm entered into a Second Deed of Amendment with the Loan facility which increased the loan amount to an aggregate total of $2,664,960 (€2,525,550) as a result of the lender having advanced $174,000 (€164,898) in September, $100,000 (€94,769) in October 2016, $250,000 (€236,922) in November 2016, $452,471 (€428,800) in December 2016 and $155,516 (€147,381) in January 2017.

As of December 31, 2016, the outstanding balance under this note was $2,509,444 (€2,378,169) and accrued interest expense of €49,928 ($47,316) has been recorded.

The Company recorded €120,000 ($126,624) in debt discounts related to this note. The debt discounts are being amortized over the term of the debt. Amortization of the debt discounts for the year ended December 31, 2016 was €14,507 ($16,063).

None of the above loans were made by any related parties.